Other non-current liabilities Summary of Non-Current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Financial
Project creditors, Security deposits and retentions	₨ 1,346	$ 21	₨ 3,104
Put option liability with non-controlling interests	2,988	46
Others	60	1	18
Total - Financial	4,394	68	3,122
Non Financial
Others	1	0
Total Non Financial	1	0
Total	₨ 4,395	$ 68	₨ 3,122